FINANCIAL RISK MANAGEMENT - Expected Maturity of Financial Assets and Liablities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 4,440	$ 5,280	$ 5,188
Accounts receivable	554	623
Notes receivable	160	123
Norte Abierto JV Partner Receivable	149	150
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,440	5,280
Accounts receivable	554	623
Notes receivable	160	123
Norte Abierto JV Partner Receivable	172	173
Restricted cash	1,096	147
Derivative assets	59	53
Trade and other payables	1,556	1,448
Debt	4,804	5,176
Other liabilities	1,562	473
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,440	5,280
Accounts receivable	554	623
Notes receivable	0	0
Norte Abierto JV Partner Receivable	23	23
Restricted cash	945	0
Derivative assets	59	0
Trade and other payables	1,556	1,448
Debt	13	15
Other liabilities	1,017	30
Liquidity risk | 1 to 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Accounts receivable	0	0
Notes receivable	11	1
Norte Abierto JV Partner Receivable	25	46
Restricted cash	15	12
Derivative assets	0	53
Trade and other payables	0	0
Debt	30	17
Other liabilities	210	196
Liquidity risk | 3 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Accounts receivable	0	0
Notes receivable	3	0
Norte Abierto JV Partner Receivable	0	0
Restricted cash	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	64	67
Other liabilities	76	92
Liquidity risk | Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Accounts receivable	0	0
Notes receivable	146	122
Norte Abierto JV Partner Receivable	124	104
Restricted cash	136	135
Derivative assets	0	0
Trade and other payables	0	0
Debt	4,697	5,077
Other liabilities	$ 259	$ 155